Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 39,846,828	₩ 35,206,248
Acquisitions	6,068,599	8,066,740
Business combination	634,635
Disposals	(259,837)	(95,961)
Depreciation	(3,665,611)	(3,489,133)
Impairment loss	(135,653)	(610,114)
Others	(196,141)	769,048
Ending	42,292,820	39,846,828
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,335,875	3,290,244
Acquisitions	33,702	20,523
Business combination	218,786
Disposals	(13,247)	(6,061)
Impairment loss	(1,364)	(6,620)
Others	112,634	37,789
Ending	3,686,386	3,335,875
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	5,280,968	4,427,632
Acquisitions	28,996	14,002
Business combination	62,944
Disposals	(35,868)	(11,137)
Depreciation	(403,394)	(346,334)
Impairment loss		(67,797)
Others	860,194	1,264,602
Ending	5,793,840	5,280,968
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,860,523	3,081,524
Acquisitions	13,591	11,663
Business combination	10,796
Disposals	(103,544)	(4,497)
Depreciation	(330,278)	(306,017)
Impairment loss		(15,328)
Others	839,285	1,093,178
Ending	4,290,373	3,860,523
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	18,311,678	16,539,192
Acquisitions	107,319	179,457
Business combination	23,146
Disposals	(43,106)	(47,511)
Depreciation	(2,543,786)	(2,484,915)
Impairment loss	(88,769)	(385,367)
Others	2,438,845	4,510,822
Ending	18,205,327	18,311,678
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	89,975	79,595
Acquisitions	9,538	17,353
Business combination	19,921
Disposals	(1,463)	(1,487)
Depreciation	(40,783)	(39,263)
Impairment loss	(1,344)	(56)
Others	24,771	33,833
Ending	100,615	89,975
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	134,501	128,865
Acquisitions	23,288	28,731
Disposals	(1,850)	(673)
Depreciation	(53,854)	(54,966)
Impairment loss	(1)	(1,573)
Others	16,173	34,117
Ending	118,257	134,501
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	200,033	189,887
Acquisitions	30,487	27,966
Business combination	4,818
Disposals	(3,466)	(2,380)
Depreciation	(79,619)	(70,561)
Impairment loss		(3,260)
Others	66,915	58,381
Ending	219,168	200,033
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	139,451	137,331
Business combination	249,352
Disposals	(4,647)	(27)
Depreciation	(11,229)	(9,602)
Others	(10,056)	11,749
Ending	362,871	139,451
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	7,523,190	6,333,673
Acquisitions	5,176,786	7,634,826
Business combination	44,872
Disposals	(8,941)	(3,482)
Impairment loss	(44,175)	(128,119)
Others	(4,550,076)	(6,313,708)
Ending	8,141,656	7,523,190
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	970,634	998,305
Acquisitions	644,892	132,219
Disposals	(43,705)	(18,706)
Depreciation	(202,668)	(177,475)
Impairment loss		(1,994)
Others	5,174	38,285
Ending	₩ 1,374,327	₩ 970,634